Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 127,977,000	$ 122,417,000	$ 1,119,000	$ 13,545,000	$ 239,000	$ 514,000	$ 265,811,000
Ceiba Field [Member]
Total		8,638,000		4,837,000			13,475,000
Okume Complex Field [Member]
Total		15,411,000		$ 8,708,000			24,119,000
Equatorial Guinea Block S [Member]
Total			0			199,000	199,000
Equatorial Guinea Block 24 [Member]
Total			89,000			199,000	288,000
Company Level - Kosmos Equatorial Guinea, Inc. [Member]
Total	2,177,000		8,000				2,185,000
Company Level - Kosmos Energy Equatorial Guinea [Member]
Total	204,000		2,000				206,000
Jubilee [Member]
Total		31,600,000					31,600,000
TEN [Member]
Total		4,178,000					4,178,000
West Cape Three Points [Member]
Total			212,000				212,000
Deepwater Tano [Member]
Total			212,000				212,000
Company Level Ghana [Member]
Total	60,840,000					0	60,840,000
Company Level - Kosmos Energy Ghana Investments [Member]
Total	55,173,000						55,173,000
Company Level Mauritania [Member]
Total	567,000					10,000	577,000
Company Level Sao Tome and Principe [Member]
Total	56,000						56,000
Company Level Senegal (1) [Member]
Total						53,000	53,000
Company Level Senegal (2) [Member]
Total						53,000	53,000
Company Level Senegal (3) [Member]
Total	685,000					$ 0	685,000
Mississippi Canyon [Member]
Total		41,519,000	288,000				41,807,000
Garden Banks [Member]
Total		195,000	0				195,000
Green Canyon [Member]
Total		$ 20,876,000	63,000				20,939,000
Keathley Canyon [Member]
Total			156,000		$ 239,000		395,000
Walker Ridge [Member]
Total			63,000				63,000
Company Level United States [Member]
Total	1,165,000		$ 26,000				1,191,000
Company Level United Kingdom [Member]
Total	$ 7,110,000						$ 7,110,000